Equity - Stock options (Details)			1 Months Ended	12 Months Ended
	Jan. 27, 2022 $ / shares shares	Aug. 15, 2019 $ / shares	Aug. 31, 2019 USD ($) director installment $ / shares shares	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing price of shares | $ / shares	$ 1.00
Total compensation expenses | $				$ 21,140	$ 30,490
Value of shares issued for service | $				$ 250,000	$ 1,457,975	$ 650,000
Number of shares issued for service | shares	250,000
Vested stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options issued | shares			95,000
Number of directors to whom options were granted | director			2
Number of equal installments in which the options will vest | installment			4
Exercise price (in dollars per share) | $ / shares		$ 5.00	$ 5.0
Term of the options		3 years
Closing price of shares | $ / shares			$ 4.6
Volatility (as a percent)			118.00%
Risk-free interest rate (as a percent)			1.44%
Dividend yield (as a percent)			0.00%
Estimated fair value of options | $			$ 243,922
Total service period			1 year